Shareholder Report, Line Graph (Details) 191806_NEOS Enhanced Income 1-3 Month T-Bill ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2022	Dec. 31, 2025
NEOS Enhanced Income 1-3 Month T-Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name					NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Accumulated Value	$ 11,389	$ 10,777	$ 10,144	$ 10,000	$ 11,961
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,375	10,247	9,710	10,000	$ 11,133
Bloomberg U.S. Treasury Bills: 1-3 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value	$ 11,196	$ 10,630	$ 10,111	$ 10,000	$ 11,676